Property and Equipment	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property and Equipment

Note 5. Property and Equipment

Property and equipment, net, consisted of the following:

	December 31,
(in millions)	2017	2016
Leasehold improvements	$2.1	$1.8
Furniture, equipment and other	5.3	4.7
	$7.4	6.5
Less: Accumulated depreciation	(3.6)	(2.7)
Property and equipment, net	$3.8	$3.8

Depreciation expense related to property and equipment for the years ended December 31, 2017, 2016 and 2015 was $0.9 million, $0.7 million and $1.1 million, respectively.